Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 11, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 11, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

HARTFORD ADVISERS HLS FUND (Prospectus Summary): | HARTFORD ADVISERS HLS FUND
HARTFORD ADVISERS HLS FUND

SUPPLEMENT

DATED MAY 11, 2012 TO

HARTFORD ADVISERS HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2012

The Board of Directors of Hartford Series Fund, Inc. has approved a change in the name of Hartford Advisers HLS Fund (the “Fund”).  Accordingly, as of June 29, 2012, the name of the Fund will be changed to “Hartford Balanced HLS Fund.”

Effective June 29, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

On the front cover, the Fund’s name is changed to Hartford Balanced HLS Fund and conforming changes are made throughout.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
HARTFORD ADVISERS HLS FUND (Prospectus Summary): | HARTFORD ADVISERS HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD ADVISERS HLS FUND
Supplement Text	ck0001053425_SupplementTextBlock

SUPPLEMENT

DATED MAY 11, 2012 TO

HARTFORD ADVISERS HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2012

The Board of Directors of Hartford Series Fund, Inc. has approved a change in the name of Hartford Advisers HLS Fund (the “Fund”).  Accordingly, as of June 29, 2012, the name of the Fund will be changed to “Hartford Balanced HLS Fund.”

Effective June 29, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

On the front cover, the Fund’s name is changed to Hartford Balanced HLS Fund and conforming changes are made throughout.

HARTFORD ADVISERS HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HADAX
HARTFORD ADVISERS HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIBX